Nature of operations and going concern	12 Months Ended
Dec. 31, 2020
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Nature of operations and going concern
1.	Nature of operations and going concern

Liminal BioSciences Inc. or Liminal, or the Company, is incorporated under the Canada Business Corporations Act and is a publicly traded clinical stage biotechnology company (Nasdaq symbol: LMNL) focused on discovering and developing novel small molecule drug candidates for the treatment of patients suffering from respiratory fibrotic diseases and other fibrotic or inflammatory diseases that have high unmet medical need. Liminal has a deep understanding of certain biological targets and pathways that have been implicated in the fibrotic process, including fatty acid receptors 1, or FFAR1 also known as G-protein-coupled receptor 40, or GPR40, a related receptor G-protein-coupled receptor 84, or GPR84, and peroxisome proliferator-activated receptors, or PPARs.

Liminal’s lead small molecule segment product candidate, fezagepras or PBI 4050, is being developed for the treatment of idiopathic pulmonary fibrosis, or IPF. The plasma‑derived therapeutics segment leverages Liminal’s experience in bioseparation technologies used to isolate and purify biopharmaceuticals from human plasma. With respect to this second platform, the Company is focused on the development of its plasma-derived product candidate Ryplazim® (plasminogen) or Ryplazim®, a highly purified glu-plasminogen derived from human plasma that acts as a plasminogen replacement therapy for patients deficient in plasminogen protein.

The Company’s head office is located at 440, Boul. Armand-Frappier, suite 300, Laval, Québec, Canada, H7V 4B4. Liminal has Research and Development facilities in Canada, the U.K. and the U.S. and manufacturing facilities in Canada.

On July 5, 2019, the Company performed a one thousand-to-one share consolidation of its common shares, stock options, restricted share units and warrants. The quantities and per unit prices presented in these audited annual consolidated financial statements have been retroactively adjusted to give effect to the share consolidation.

On October 7, 2019, the Company formerly named Prometic Life Sciences Inc. changed its name to Liminal BioSciences Inc. and the Company’s TSX stock symbol changed from PLI to LMNL. On November 12, 2019 the Company listed on the Nasdaq exchange with the Nasdaq symbol LMNL and effective August 5, 2020, the Company voluntarily delisted from the TSX.

On November 25, 2019 the Company sold the majority of its bioseparations business to a third party. These activities are presented as discontinued operations in the annual consolidated financial statements. Details on this transaction and the results from discontinued operations are disclosed in note 6. The prior period results from discontinued operations have been reclassified and presented in the consolidated statements of operations.

Structured Alpha LP (“SALP”) has been Liminal’s majority and controlling shareholder since the debt restructuring on April 23, 2019 (note 16) and is considered Liminal’s parent entity for accounting purposes. Thomvest Asset Management Ltd. is the general partner of SALP and the ultimate controlling parent, for accounting purposes, of Liminal is The 2003 TIL Settlement. Prior to this date, Liminal did not have a controlling parent.

The consolidated financial statements for the year ended December 31, 2020 have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board, or IFRS, on a going concern basis, which presumes the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the ordinary course of business.

During the year ended December 31, 2020, the Company incurred a net loss of $118.8 million ($206.8 million for the year ended December 31, 2019 which included a loss on extinguishment of liabilities of $92.4 million) and had negative operating cash flows of $75.9 million ($99.4 million for the year ended December 31, 2019). In addition, at December 31, 2020, the Company had a working capital of $49.2 million ($63.6 million at December 31, 2019) and an accumulated deficit of $1,087.0 million ($967.1 million at December 31, 2019). Given Liminal's main activities continue to be in the R&D stage, management has concluded it will need additional sources of financing to ensure it has sufficient funds to continue its operations for at least the next twelve months.

Until the Company completes a significant financing, it continues operating at a low spending level, pacing investments on new research programs, and reducing infrastructure cost, where possible. The need to complete multiple financing transactions is likely to continue until the Company can generate sufficient product revenues to finance its cash requirements. Meanwhile, management may revert to a variety of sources for financing future cash needs including public or private equity offerings, debt financings, strategic collaborations, business and asset divestitures and grant funding amongst others. Despite the Company’s efforts to obtain the necessary funding and improve profitability of its operations, there can be no assurance of its success in doing so, especially with respect to its access to further funding on acceptable terms, if at all.

These circumstances indicate the existence of a material uncertainty that may cast substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to secure additional capital, it may be required to curtail its research and development initiatives and take additional measures to reduce costs in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations. These measures could cause significant delays in the Company’s preclinical, clinical and regulatory efforts, which are critical to the realization of its business plan. These financial statements do not include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.